Concentration Risk (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Concentration Risk [Line Items]
Cash balances without FDIC			$ 40	$ 800	$ 30
License Agreement [Member] | Revenue from Rights Concentration Risk [Member] | Rich Dad Operating Company Llc [Member]
Concentration Risk [Line Items]
Concentration risk threshold percentage	67.59%	59.60%
License Agreement [Member] | Revenue from Rights Concentration Risk [Member] | Rich Dad Operating Company Llc [Member]
Concentration Risk [Line Items]
Concentration risk threshold percentage			55.80%	70.70%